RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables, net [Abstract]
Receivables with related parties (Notes 26 and 14 (b))	$ 126,859	$ 103,525
Employee advances and loans	4,171	3,888
Advances to suppliers for the purchase of property, plant and equipment	27,734	7,077
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	3,252	283
Tax credits	202,853	17,371
Others	312,430	436
Receivables, net – Non-current	$ 677,299	$ 132,580